Finance and Other Expenses - Summary of Finance and Other Expenses (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance And Other Expenses [Abstract]
Lease liability interest expense	£ 16	£ 33
Net foreign exchange losses	307	130
Total Finance and other expenses	£ 323	£ 163